Derivatives (Effects on Consolidated Statements of Operations and Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Embedded Derivative Financial Instruments | Other Income (Expense)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, amount of gain (loss) recognized in income	$ 8,360	$ (10,472)	$ 0
Designated as Hedging Instrument | Commodity Derivatives | Cost of goods and services sold | Onshore facilities and transportation product costs
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, amount of gain (loss) recognized in income	(544)	5,116	(13,195)
Not Designated As Hedging Instrument | Commodity Derivatives | Cost of goods and services sold
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, amount of gain (loss) recognized in income	3,370	3,802	(19,042)
Not Designated As Hedging Instrument | Commodity Derivatives | Cost of goods and services sold | Onshore facilities and transportation product costs, sodium minerals and sulfur services operating costs
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, amount of gain (loss) recognized in income	3,914	(1,314)	(5,847)
Not Designated As Hedging Instrument | Swap | Cost of goods and services sold | Sodium minerals and sulfur services operating costs
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives, amount of gain (loss) recognized in income	$ 1,906	$ 0	$ 0